Income Taxes - Schedule of Company’s Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company’s Loss Before Income Taxes [Abstract]
United States loss before income taxes	$ 7,639,148	$ 15,928,780
China loss before income taxes	264,246	778,230
LOSS BEFORE INCOME TAXES	$ 7,903,394	$ 16,707,010